Schedule of net asset (Details) - USD ($)	Aug. 31, 2022	Jun. 13, 2022	Nov. 03, 2020
IfrsStatementLineItems [Line Items]
Accounts and other receivables			$ 126,590
Government remittances			25,095
Prepaid expenses and other			24,113
Intangible assets			3,066,457
Property and equipment			47,416
Total assets of disposal group			3,265,323
Accrued liabilities			422,139
Accounts payable			508,881
Total liabilities of disposal group			931,020
Net assets of disposal group			2,334,303
UMG [member]
IfrsStatementLineItems [Line Items]
Property and equipment		$ 27,931
Total assets of disposal group		27,931
Players liability account		23,381
Total liabilities of disposal group		23,381
Net assets of disposal group		$ 4,550
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 647,187
Accounts and other receivables	586,309
Government remittances	566,331
Prepaid expenses and other	36,124
Right-of-use assets	16,036
Intangible assets	296,235
Goodwill	345,150
Property and equipment	41,132
Total assets of disposal group	2,534,504
Long-term debt, current	20,085
Lease obligation, current
Accrued liabilities	750,388
Accounts payable	1,168,966
Total liabilities of disposal group	1,939,439
Net assets of disposal group	$ 595,065
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			(24,348)
Restricted cash
Accounts and other receivables			126,590
Government remittances			25,095
Prepaid expenses and other			24,113
Intangible assets			3,066,457
Property and equipment			47,416
Total assets of disposal group			3,265,323
Accrued liabilities			422,139
Accounts payable			508,881
Total liabilities of disposal group			931,020
Net assets of disposal group			$ 2,334,303